Subsequent Events (Details) - Schedule of Parent Company Statements of Income and Comprehensive Income - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
OPERATING EXPENSES:	$ (2,309,152)	$ (2,869,077)	$ (3,501,857)
LOSS FROM OPERATIONS	(2,309,152)	(2,869,077)	(3,501,857)
OTHER INCOME (EXPENSE)	(1,289,328)	6,104,763	14,946,130
NET INCOME	(3,598,480)	3,235,686	11,444,273
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(560,679)	(2,273,012)	174,841
COMPREHENSIVE INCOME	$ (4,159,159)	$ 962,674	$ 11,619,114